Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Small-Cap Value Portfolio
Supplement dated January 20, 2022 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the AST Small-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements and Strategy Changes
The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) replacing LMCG Investments, LLC with Goldman Sachs Asset Management, L.P., Boston Partners Global Investors, Inc., and Hotchkis and Wiley Capital Management, LLC as subadvisers to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc.; and (ii) revising the investment strategy of the Portfolio. The Manager expects to begin the implementation of the change to the Portfolio's investment strategy on or about January 31, 2022 with final completion expected on February 18, 2022.
To reflect the changes described above, the Prospectus is hereby revised as follows, effective February 18, 2022:
A.All references in the Prospectus to "LMCG Investments, LLC" are hereby removed.
B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST SMALL-CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small capitalization companies.
Small capitalization companies are generally defined as stocks of companies with market capitalizations that are within the market capitalization range of the Russell 2000® Value Index. Securities of companies whose market capitalizations no longer meet the definition of small capitalization companies after purchase by the Portfolio will still be considered to be small capitalization companies for purposes of the Portfolio's policy of investing at least 80% of its investable assets in small capitalization companies.
The Portfolio is allocated among four subadvisers: Boston Partners Global Investors, Inc., Goldman Sachs Asset Management, L.P., Hotchkis and Wiley Capital Management, LLC, and J.P. Morgan Investment Management, Inc. In addition, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

AST SMALL-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Small-Cap Value Portfolio
Supplement dated January 20, 2022 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the AST Small-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements and Strategy Changes
The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) replacing LMCG Investments, LLC with Goldman Sachs Asset Management, L.P., Boston Partners Global Investors, Inc., and Hotchkis and Wiley Capital Management, LLC as subadvisers to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc.; and (ii) revising the investment strategy of the Portfolio. The Manager expects to begin the implementation of the change to the Portfolio's investment strategy on or about January 31, 2022 with final completion expected on February 18, 2022.
To reflect the changes described above, the Prospectus is hereby revised as follows, effective February 18, 2022:
A.All references in the Prospectus to "LMCG Investments, LLC" are hereby removed.
B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST SMALL-CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small capitalization companies.
Small capitalization companies are generally defined as stocks of companies with market capitalizations that are within the market capitalization range of the Russell 2000® Value Index. Securities of companies whose market capitalizations no longer meet the definition of small capitalization companies after purchase by the Portfolio will still be considered to be small capitalization companies for purposes of the Portfolio's policy of investing at least 80% of its investable assets in small capitalization companies.
The Portfolio is allocated among four subadvisers: Boston Partners Global Investors, Inc., Goldman Sachs Asset Management, L.P., Hotchkis and Wiley Capital Management, LLC, and J.P. Morgan Investment Management, Inc. In addition, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small capitalization companies.
Small capitalization companies are generally defined as stocks of companies with market capitalizations that are within the market capitalization range of the Russell 2000® Value Index. Securities of companies whose market capitalizations no longer meet the definition of small capitalization companies after purchase by the Portfolio will still be considered to be small capitalization companies for purposes of the Portfolio's policy of investing at least 80% of its investable assets in small capitalization companies.
The Portfolio is allocated among four subadvisers: Boston Partners Global Investors, Inc., Goldman Sachs Asset Management, L.P., Hotchkis and Wiley Capital Management, LLC, and J.P. Morgan Investment Management, Inc. In addition, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.